Mineral Rights	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Mineral Rights

NOTE 2 – MINERAL RIGHTS

Mineral rights at December 31, 2012 and 2011 consisted of the following:

MINERAL RIGHTS	2012	2011
Nevada Rae Gold – Morris Land	$269,802	$221,119
Accumulated Depletion	(381)	(273)
Fernley Gold – Lower Olinghouse	144,308	123,267
Pilot Mountain Resources – Project W	199,820	193,043
Pacific Metals – Graysill Claims	36,615	33,255
	$650,164	$570,411

As of December 31, 2012 and 2011, the amount allocated to undeveloped mineral rights was $10,000.

On February 10, 2011, our subsidiary Pilot Mountain Resources Inc. entered into an Option and Asset Sale Agreement ("Agreement") with Pilot Metals Inc., a subsidiary of Black Fire Minerals of Australia, whereby Pilot Metals has secured an option on the Project W Tungsten claims.

The basic monetary terms of the Agreement called for Pilot Metals to pay PMR $50,000 for a 100 day due diligence period on the mining claims. The option payment was received on signing the agreement and recorded as income. Within the initial 100 day option period, Pilot Metals had the right to exercise an additional 24 month option on the claims by paying a further $450,000. During the 24 month option period, Pilot Metals may conduct physical due diligence work including sampling, drilling or any other work on the claims it deems necessary. The right for an additional 24 months option period was exercised and a payment of $450,000 was received on September 9, 2011 and recorded as income.

At any point prior to the conclusion of the 24 month option period, Pilot Metals may exercise an option and election to either purchase 100% of the claims, for $1,500,000, paid as three annual installments of $500,000 each, and an additional $1,000,000 payment on the commencement of commercial mining operations, or Pilot Metals may elect to enter into a joint venture with Pilot Mountain Resources for the mining claims by paying a further $1,000,000 to PMR paid as two annual $500,000 installments, with each company owning 50% of the joint venture. The payments made to PMR are subject to a 15% royalty to Platoro West, Inc.